Fair Value Measurements - Schedule of Fair Value Measurements Inputs (Details)	Dec. 31, 2021
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	7.54
Exercise Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	11.50
Expected life of warrants to convert
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	4.56
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.2970
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.0119